SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2021	2020	2019

Network and IT costs	764	727	723
Personnel costs	792	750	808
Customer associated costs	654	602	658
Losses on receivables	28	56	54
Taxes, other than income taxes	81	55	153
Other	260	242	340
Total selling, general and administrative expenses	2,579	2,432	2,736